Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
1 8 .	Leases
The Group as a lessor
The Group entered into lease agreements as lessor with both third parties and related parties.
Rental income amounting to RMB
4,545,334, RMB
3,325,714 and RMB 1,773,333 was recognized by the Group for the years ended December 31,
 2018,
2019 and December 31, 2020 respectively, inclusive of rental income from related parties amounting RMB
1,688,191, RMB
2,373,333 and RMB 1,668,572 for the years ended December 31,

2018,
2019 and 2020 respectively, details of which are included in Note 1
4
 to the financial statements.

The third parties rented the school
non-education
space mainly for grocery stores, which sell mainly stationary or snacks etc. to students which were operated directly by the lessee. The total rental revenue for third parties rental was RMB
2,857,143, RMB
952,381 and RMB 104,761 for years ended
December 31, 2018, 2019 and 2020.
The Group leased certain
non-education
space to the related party, Lishui Yuanmeng Training Company Limited from
December 1, 2016 to February 28, 2021.

The total rental revenue for Lishui Yuanmeng Training Company Limited was RMB
1,619,048, RMB
1,619,048 and RMB 914,287 for
years
ended
December 31, 2018, 2019 and 2020.
In addition, the Group continued leasing its space to Lianwai Kindergarten for their operation of kindergarten care service after the disposal on November 28, 2018.
The total rental revenue for Lianwai Kindergarten was RMB 69,143 for the period from November 28, 2018 to December 31, 2018,
RMB
754,285 and RMB 754,285 for years ended December 31, 2019 and 2020.
At December 31, 2020, the undiscounted minimum lease payments receivables by the Group in future periods under operating leases with its tenants are as follows:

	2019	2020
Within one year	2,373,333	1,020,952
One to two years	2,238,413	132,885

Two to three years	—	9,524
Total	4,611,746	1,163,361